UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21694
                         ------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           One Boston Place, 024-0242
                           Boston, Massachusetts 02108
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                           ---------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 257-0004
               ---------------------------------------------------

                        Date of fiscal year end: March 31
                       -----------------------------------

                  Date of reporting period: September 30, 2008
                        ---------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

          The Semi-Annual Report to Investors is attached herewith.



                      MELLON OPTIMA L/S STRATEGY FUND, LLC




                         SEMI-ANNUAL REPORT TO INVESTORS

                FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2008

                                   (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the investors of Mellon Optima L/S Strategy Fund, LLC ("the Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund's Confidential Offering Memorandum (the "Offering Memorandum").

Any information in this investor report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. To request a copy of the most recent quarterly holdings report, semi-annual report or annual report, call 1-877-257-0004.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit the SEC's web site at http://www.sec.gov. You may also call 1-877-257-0004 to request a free copy of the proxy voting guidelines.

The Fund is available only to investment management clients of the Management Group of The Bank of New York Mellon Corporation, and only if they have a net worth of more than $1 million and meet other criteria as described in the Offering Memorandum. Interests in the Fund are not freely transferable, however liquidity may be available through repurchase offers made at the discretion of the Board of Directors of the Fund.

As with any speculative investment program, it is possible to incur losses as well as gains through an investment in the Fund. There can be no assurances that the Fund will achieve its objective. The Offering Memorandum contains a more complete description of the risks associates with the Fund. Under no circumstances should a prospective investor elect to invest in the Fund without reviewing the Offering Memorandum.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

               PORTFOLIO SUMMARY - SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                          PERCENTAGE OF
INVESTMENT FUNDS                                                COST           VALUE        NET ASSETS
----------------                                            ------------   ------------   -------------
Opportunistic                                               $150,612,937   $164,122,274       27.9%
Growth                                                       155,610,286    178,020,917       30.2%
Value                                                        136,413,210    141,729,405       24.1%
Global                                                        65,000,000     72,519,346       12.3%
                                                            ------------   ------------       ----
TOTAL INVESTMENT FUNDS                                      $507,636,433   $556,391,942       94.5%
                                                            ============   ============       ====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

            SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                          PERCENTAGE OF
INVESTMENT FUNDS                                                COST           VALUE        NET ASSETS      LIQUIDITY
----------------                                            ------------   ------------   -------------   -------------
OPPORTUNISTIC
Glenview Institutional Partners LP                          $ 30,000,000   $ 24,340,237         4.1%      Quarterly (a)
Hunter Global Investors Fund I L.P.                           22,127,412     26,495,525         4.5%      Quarterly (b)
Impala Fund LP                                                22,000,000     23,519,330         4.0%      Quarterly +
Karsh Capital II, LP                                          28,125,331     37,491,015         6.4%      Quarterly +
Kingdon Associates                                            25,283,055     30,534,453         5.2%      Quarterly +
Raptor Global Fund L.P.                                       23,077,139     21,741,714         3.7%      Quarterly +
                                                            ------------   ------------       -----
                                                             150,612,937    164,122,274        27.9%
                                                            ------------   ------------       -----
GROWTH
Alydar QP Fund, L.P.                                          20,570,236     26,752,972         4.5%      Quarterly +
Chilton QP Investment Partners, L.P.                          21,000,000     19,356,904         3.3%      Annually +
Fox Point QP Fund, L.P.                                       25,000,000     25,627,098         4.3%      Bi-Annually (c)
Highbridge Long/Short Equity Fund, L.P.                       21,643,955     31,293,528         5.3%      Quarterly +
Intrepid Capital Fund (QP), L.P.                              19,932,041     20,454,370         3.5%      Quarterly +
Maverick Fund USA, Ltd.                                       24,464,054     23,993,608         4.1%      Annually (d)
Pequot Capital                                                23,000,000     30,542,437         5.2%      Annually +
                                                            ------------   ------------       -----
                                                             155,610,286    178,020,917        30.2%
                                                            ------------   ------------       -----
VALUE
Amici Qualified Associates L.P.                               25,173,447     28,914,616         4.9%      Quarterly +
Clovis Capital Partners Institutional, L.P.                   25,247,705     27,258,506         4.6%      Quarterly +
Delta Institutional, L.P.                                     19,624,302     15,564,855         2.7%      Quarterly +
Oscar S. Schafer & Partners II L.P.                           25,000,000     22,169,160         3.8%      Annually (e)
Shoshone Partners, L.P.                                       17,299,000     19,059,400         3.2%      Annually +
Thruway Partners, L.P.                                        24,068,756     28,762,868         4.9%      Quarterly +
                                                            ------------   ------------       -----
                                                             136,413,210    141,729,405        24.1%
                                                            ------------   ------------       -----
GLOBAL
Asian Century Quest Fund (QP), L.P.                           19,000,000     21,065,577         3.6%      Quarterly +
Calypso Qualified Partners, L.P.                              20,500,000     25,763,685         4.4%      Monthly +
Lansdowne European Strategic Equity Fund, L.P.                25,500,000     25,690,084         4.3%      Monthly +
                                                            ------------   ------------       -----
                                                              65,000,000     72,519,346        12.3%
                                                            ------------   ------------       -----
TOTAL INVESTMENT FUNDS                                       507,636,433    556,391,942        94.5%
                                                            ------------   ------------       -----

AFFILIATED INVESTMENT
Dreyfus Institutional Preferred Plus Money Market Fund(f)     25,669,842     25,669,842         4.4%      Daily +
                                                            ------------   ------------       -----
TOTAL INVESTMENTS                                           $533,306,275    582,061,784        98.9%
                                                            ============   ------------       -----
OTHER ASSETS IN EXCESS OF LIABILITIES                                         6,751,776         1.1%
                                                                           ------------       -----
TOTAL NET ASSETS                                                           $588,813,560       100.0%
                                                                           ============       =====

(a) Investments have a 2 year lock-up period. $20 million was invested on 4/1/08 and $10 million was invested on 5/1/08.

(b) Investments have a 1 year lock-up period. $3 million was invested on 3/1/08. The remaining investment amount has no lock up or other redemption restrictions.

(c) Investments have a 25 month lock-up period. $10 million was invested on 1/1/08 and $15 million was invested on 2/1/08.

(d) Investments have a 1 year lock-up period. $2 million was invested on 4/1/08. The remaining investment amount has no lock-up or other redemption restrictions.

(e) Investments have a 1 year lock-up period. $25 million was invested on 7/1/08.

(f)  The 7-day yield at 9/30/08 was 2.50%.

+    The investment amount has no lock-up or other redemption restrictions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                       STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2008 (UNAUDITED)

ASSETS
   Investments in funds, at value (Cost at $507,636,433) (Note 2A)                           $556,391,942
   Investments in affiliated issuers, at value (Cost at $25,669,842) (Note 2E)                 25,669,842
   Advance investments in funds, at value (Note 4)                                              8,500,000
   Receivable for investments sold                                                              2,842,640
   Prepaid expenses                                                                                88,471
                                                                                             ------------
      Total assets                                                                            593,492,895

LIABILITIES
   Accrued investment advisory fees (Note 3)                                     3,151,827
   Payable for repurchase of interests (Note 9)                                  1,047,605
   Accrued accounting and administration fees                                      261,271
   Accrued professional fees                                                       185,376
   Accrued Directors' fees (Note 3)                                                 15,199
   Accrued Chief Compliance Officer fees (Note 3)                                    2,064
   Accrued custody fees (Note 3)                                                     1,390
   Accrued expenses and other liabilities                                           14,603
                                                                                 ---------
      Total liabilities                                                                         4,679,335
                                                                                             ------------
NET ASSETS                                                                                   $588,813,560
                                                                                             ============

INVESTORS' CAPITAL
   Net capital contributions                                                                 $540,058,051
   Net unrealized appreciation                                                                 48,755,509
                                                                                             ------------
INVESTORS' CAPITAL                                                                           $588,813,560
                                                                                             ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividend income from affiliated investments (Note 2E)                               $    276,844

EXPENSES
   Investment advisory fee (Note 3)                                     $  4,782,599
   Accounting, administration and investor services fees                     311,898
   Audit and tax service fees                                                111,978
   Insurance expense                                                          84,755
   Legal fees                                                                 78,057
   Directors' fees (Note 3)                                                   27,036
   Chief Compliance Officer fees (Note 3)                                     13,862
   Custody fees (Note 3)                                                       8,273
   Miscellaneous expenses                                                     19,523
                                                                        ------------
     Total expenses                                                                       5,437,981
                                                                                       ------------
        Net investment loss                                                              (5,161,137)

REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on portfolio funds sold                               4,528,739
   Net change in unrealized depreciation
      on investments in portfolio funds                                  (47,949,405)
                                                                        ------------
        Net realized and unrealized loss                                                (43,420,666)
                                                                                       ------------
NET DECREASE IN INVESTORS' CAPITAL DERIVED FROM INVESTMENT OPERATIONS                  $(48,581,803)
                                                                                       ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                   STATEMENTS OF CHANGES IN INVESTORS' CAPITAL

                                                                 FOR THE
                                                            SIX MONTHS ENDED        FOR THE
                                                           SEPTEMBER 30, 2008     YEAR ENDED
                                                               (UNAUDITED)      MARCH 31, 2008
                                                           ------------------   --------------
INCREASE (DECREASE) IN INVESTORS' CAPITAL FROM
INVESTMENT OPERATIONS
   Net investment loss                                        $ (5,161,137)      $ (9,237,915)
   Net realized gain on portfolio funds sold                     4,528,739          2,609,722
   Net change in unrealized appreciation (depreciation)
      on investments in portfolio funds                        (47,949,405)        20,068,553
                                                              ------------       ------------
      Net Increase (Decrease) in Investors' Capital
         Derived from Operations                               (48,581,803)        13,440,360
                                                              ------------       ------------

CAPITAL TRANSACTIONS
   Proceeds from sale of interests                              47,804,300         91,888,500
   Repurchase of interests                                     (20,863,350)       (32,744,792)
                                                              ------------       ------------
      Net Increase in Investors' Capital Derived from
         Capital Transactions                                   26,940,950         59,143,708
                                                              ------------       ------------
TOTAL INCREASE (DECREASE) IN INVESTORS' CAPITAL                (21,640,853)        72,584,068

INVESTORS' CAPITAL
   At beginning of period                                      610,454,413        537,870,345
                                                              ------------       ------------
   At end of period                                           $588,813,560       $610,454,413
                                                              ============       ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                              FINANCIAL HIGHLIGHTS

                                                                                                      FOR THE PERIOD
                                                  FOR THE                                              MAY 2, 2005
                                             SIX MONTHS ENDED        FOR THE          FOR THE        (COMMENCEMENT OF
                                            SEPTEMBER 30, 2008     YEAR ENDED       YEAR ENDED     OPERATIONS) THROUGH
                                                (UNAUDITED)      MARCH 31, 2008   MARCH 31, 2007      MARCH 31, 2006
                                            ------------------   --------------   --------------   -------------------
TOTAL RETURN                                     (7.61%)(1)            2.63%            5.96%            17.31%(1)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.72%(2)(3)          1.71%(2)         1.74%(2)          1.95%(2)(3)
   Net Investment loss                           (1.63%)(3)           (1.56%)          (1.63%)           (1.80%)(3)
PORTFOLIO TURNOVER RATE                              8%(4)                4%               2%               17%(4)
NET ASSETS, END OF PERIOD (000'S OMITTED)     $588,814             $610,454         $537,870          $303,162

(1)  Total return is for the period indicated and has not been annualized.

(2) Expense ratios of the underlying funds are not included in the expense ratio.

(3)  Annualized.

(4)  Not annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                             STATEMENT OF CASH FLOWS
            FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in investors' capital resulting from           $(48,581,803)
      operations
   Adjustments to reconcile net decrease in investors'
    capital from operations to net cash used in operating
    activities:
      Purchases of long-term investments                        (57,000,000)
      Proceeds from sale of long-term investments                48,528,740
      Net Purchases of short-term investments                   (10,648,872)
      Net realized gain on investments                           (4,528,739)
      Net change in unrealized depreciation on investments       47,949,405
      Decrease in advance investments in funds                   13,500,000
      Increase in receivable for investments sold                (2,842,640)
      Increase in prepaid expenses                                  (84,829)
      Increase in accrued investment advisor fees                 1,630,420
      Increase in accrued professional fees                          16,306
      Increase in accrued accounting and administrative fees         57,527
      Increase in accrued Directors' fees                             3,036
      Decrease in accrued Chief Compliance Officer fees                (451)
      Increase in accrued custody fees                                  123
      Increase in other accrued expense and liabilities              12,458
                                                               ------------
         Net cash used in operating activities                  (11,989,319)
                                                               ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of interests                                  33,469,300
Repurchase of interests                                         (21,479,981)
                                                               ------------
         Net cash provided by financing activities               11,989,319
                                                               ------------

Net change in cash                                                       --
                                                               ------------
Cash at beginning of period                                              --
                                                               ------------
Cash at end of period                                          $         --
                                                               ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) ORGANIZATION:

Mellon Optima L/S Strategy Fund, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on December 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on May 2, 2005.

The Fund's investment objective is to seek capital appreciation over the long term by attempting to maximize risk-adjusted returns while minimizing volatility and maintaining a low correlation to the S&P 500 Index. The Fund is a fund of hedge funds that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns principally in the U.S. equity markets by employing an investing style known as "long/short." This style combines long investments with short sales in the pursuit of opportunities in rising or declining markets. Generally, such portfolio managers conduct their investment programs through unregistered investment vehicles and in other registered investment companies (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged Mellon Hedge Advisors LLC (the "Adviser"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser has engaged Optima Fund Management LLC (the "Sub-Investment Adviser"), a registered investment adviser under the Advisers Act, to assist it in performing certain of its duties. BNY Mellon owns indirectly a 14.9% profit interest and a 4.9% voting interest in the Sub- Investment Advisor.

Interests are offered solely to eligible investment management clients of the Wealth Management Group of BNY Mellon ("Investors") in private placement transactions exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). Initial and additional applications for interests in the Fund by Investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

Interests of the Fund are not redeemable. The Fund from time to time may offer to repurchase interests pursuant to written tenders. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Investors twice each calendar year, near mid-year and year-end. Investors can transfer or assign their membership interests only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of an Investor, or
(ii) with the written consent of the Adviser, which may be withheld in its sole and absolute discretion.

(2) SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF THE FUND AND ITS INVESTMENTS

Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of each calendar month and on any other date the Directors may designate in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A. VALUATION OF THE FUND AND ITS INVESTMENTS (CONTINUED)

The Directors have approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Directors may designate ordinarily is the value determined as of such period for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by each Investment Fund and are net of management fees and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. In the event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund determines the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based on the value on such date unless the Board determines during such sixty-day period that amortized cost does not represent fair value.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.

     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(2) SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at fair value:

                                              Investments in    Other Financial
Valuation Inputs                              Securities ($)   Instruments ($)+
----------------                              ---------------  -----------------
Level 1 - Quoted Prices                           25,669,842                 --
Level 2 - Other Significant Observable Inputs             --                 --
Level 3 - Significant Unobservable Inputs        556,391,942                 --
                                               -------------    ---------------
TOTAL                                            582,061,784                 --

+ OTHER FINANCIAL INSTRUMENTS INCLUDE DERIVATIVE INSTRUMENTS, SUCH AS FUTURES, FORWARD CURRENCY EXCHANGE CONTRACTS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION (DEPRECIATION) ON THE INSTRUMENT.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                  Investments in Securities ($)
                                                 -------------------------------
Balance as of 3/31/2008                                             591,341,347
Realized gain                                                         4,528,740
Change in unrealized appreciation (depreciation)                    (47,949,405)
Net purchases (sales)                                                 8,471,260
Transfers in and/or out of Level 3                                           --
                                                                ---------------
BALANCE AS OF 9/30/2008                                             556,391,942

B. SECURITIES TRANSACTIONS AND INCOME

Securities transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis. The Investment Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Investment Funds in the form of unrealized appreciation.

C. FUND COSTS

The Adviser bore the non-recurring initial offering and organizational costs of the Fund. The Fund bears all expenses incurred in the ongoing business of the Fund including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; a portion, as determined by the Board, of the compensation payable to the Fund's Chief Compliance Officer; certain printing costs; and expenses of meetings of the Board and Investors.

D. INCOME TAXES

The Fund is treated as a partnership for Federal income tax purposes. Accordingly, no provision is made by the Fund for Federal or state income taxes. For income tax purposes, each Investor will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss and deductions allocated to the Fund (including from investments in other partnerships) for each taxable year of the Fund ending with or within the Investor's taxable year. Each item will have the same character to an Investor, and will generally have the same source (either United States or foreign), as though the Investor realized the item directly. Investors must report these items regardless of the extent to which, or whether, the Fund or Investors receive cash distributions for such taxable year, and thus may incur income tax liabilities unrelated to any distributions to or from the Fund.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

D. INCOME TAXES (CONTINUED)

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for eligible nonpublic enterprises in annual periods beginning after December 15, 2008. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements.

The cost of investments for Federal income tax purposes is adjusted for items of accumulated taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on each calendar year Schedules K-1. The aggregate cost of Investment Funds and the gross unrealized appreciation and depreciation on Investment Funds for federal income tax purposes as of September 30, 2008 are noted below.

Federal tax cost of investment funds   $533,306,275
                                       ============

Gross unrealized appreciation            64,754,526
Gross unrealized depreciation           (15,999,017)
                                       ------------
Net unrealized appreciation            $ 48,755,509
                                       ============

E. SHORT-TERM INVESTMENTS

Short-term investments consist of liquid investments with maturities of less than 90 days. The Fund had $25,669,842 invested in Dreyfus Institutional Preferred Plus Money Market Fund, an affiliated institutional money market fund, including $1,046,815 of segregated assets, which represents 5% of the value of the June 2008 tender offer. See Note 9.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Advisory Fee") at the annual rate of 1.50% of the Fund's average net assets. Pursuant to this agreement the Fund was charged $4,782,599 for the six months ended September 30, 2008.

The Fund compensates The Bank of New York Mellon, formerly Mellon Trust of New England, N.A. ("BNYM"), a wholly-owned direct subsidiary of BNY Mellon, under a Custody Agreement to provide custody services for the Fund. In consideration for these services, BNYM earns interest on balances, including disbursement balances and balances arising from purchase and sale transactions, and the Fund reimburses certain of BNYM's expenses. Pursuant to this agreement, the Fund was charged $8,273 for the six months ended September 30, 2008.

The Fund has contracted with Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $4,654 for the six months ended September 30, 2008, which is included in miscellaneous expenses on the Statement of Operations.

The Fund reimburses BNY Mellon for a portion of the salary of the Fund's Chief Compliance Officer. Pursuant to this arrangement, the Fund was charged $13,862 for the six months ended September 30, 2008. No other director, officer or employee of Mellon Hedge Advisors, LLC or its affiliates receives any compensation from the Fund for serving as an officer or Director of the Fund.

The Fund pays each Director who is not a director, officer or employee of the Adviser or its affiliates (an "Independent Director") an annual retainer and per meeting fees. The Fund also reimburses the Independent Directors for their reasonable out-of-pocket expenses.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED):

In addition, the Fund pays the legal fees for the independent counsel of the Independent Directors. The Directors do not receive any pension or retirement benefits from the Fund.

(4) INVESTMENT TRANSACTIONS:

During the six months ended September 30, 2008 the Fund had aggregate purchases and proceeds from sales of Investment Funds of $57,000,000 and $48,528,740, respectively.

At September 30, 2008, the Fund had made advances of $8,500,000 to Bay Resources, L.P.

(5) INDEMNIFICATION:

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK:

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

(7) RISK FACTORS:

An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund allocates assets to a select group of portfolio managers and invests in Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

In order to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Fund may limit its investment position in any one Investment Fund to less than 5% of the Investment Fund's outstanding voting securities. Alternatively, to facilitate investments in Investment Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote some or all securities in, certain Investment Funds. In cases where the Fund purchases non-voting securities of, or waives its right to vote securities in, an Investment Fund, the Fund will not be able to vote on matters that required the approval of security holders of the Investment Fund, including matters that may be adverse to the Fund's and its Investors' interests.

(8) ACCOUNTING REQUIREMENTS:

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(8) ACCOUNTING REQUIREMENTS (CONTINUED):

fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(9) INTEREST REPURCHASES:

On March 28, 2008, the Fund offered to repurchase up to $30,000,000 in interests in the Fund from Investors at their estimated net asset value as of June 30, 2008. The offer expired by its terms on April 28, 2008. The Fund received and accepted pursuant to this offer tender requests for Fund interests with an estimated value of $20,866,583. The Fund paid out 95% of the value of the repurchased interests. The remaining amount will be paid out during June 2009.

On September 26, 2008, the Fund offered to repurchase up to $30,000,000 in interests in the Fund from Investors at their estimated net asset value as of December 31, 2008. The offer expired by its terms on October 27, 2008. The Fund received and accepted pursuant to this offer tender requests for Fund interests with an estimated value of $20,048,142. The Fund initially will pay out 95% of the estimated value of the repurchased interests. The remaining amount will be paid out during June 2009.

(10) SUBSEQUENT EVENTS:

As of September 30, 2008, the Fund had received in advance proceeds from the sale of interests of $3,836,000, which was credited to Investor's Capital as of October 1, 2008. From October 1, 2008 through November 30, 2008, the Fund received additional contributions from Investors of $2,065,000.

The Directors called a Special Meeting of the members to be held on November 17, 2008 for the purpose of recommending a new slate of directors for election. On or about October 10, 2008, the Fund sent to all members of record as of September 1, 2008 a notice and proxy statement in connection with the Special Meeting which contained relevant information regarding the nominees and the current Directors' recommendation to members that they vote for the election of these nominees to serve in their stead. At the meeting, the following nominees were elected in place of the current Directors: Robert Bowen, Robert J. Dwyer, Carla Diane Hunter, Arthur Williams III, Rodney S. Yanker, and Newton P.S. Merrill. It is expected that these individuals will assume their roles on or about December 1, 2008.

NOTICE OF LLC AGREEMENT AMENDMENT:

Pursuant to the authority conferred by Section 8.1 of the Fund's Limited Liability Company Agreement, dated February 22, 2005, as amended (the "LLC Agreement"), the Fund's Board of Directors approved on September 18, 2008 the following amendments to the Fund's LLC Agreement:

     "Article III of the LLC Agreement is amended by adding to Section 3.6(a) a new final sentence, which shall read in its entirety as follows:

     Such limitation of liability with respect to Directors' services under this Agreement will remain in effect while Directors are in office and thereafter.

     Article VIII of the LLC Agreement is amended such that Sections 8.3(c) and 8.3(d) are redesignated 8.3(d) and 8.3(e), respectively, and a new Section 8.3(c) is inserted, which shall read in its entirety as follows:

     Any Amendment that would adversely affect the provisions of Sections 3.6 and 3.7 of this Agreement with respect to Directors' limitation of liability or indemnification rights may be made only if the written consent of each Director or former Director adversely affected thereby is obtained prior to the effectiveness thereof."

DIRECTORS AND OFFICERS (UNAUDITED)

The following table lists the Fund's directors and officers as of the date of this report; their addresses and dates of birth; their position(s) with the Fund; the length of time holding such position(s) with the Fund; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2008. The Fund's Confidential Offering Memorandum includes additional information about the Fund's directors and is available, without charge to qualified clients of BNY Mellon Wealth Management, upon request by writing Mellon Optima L/S Strategy Fund, LLC at One Boston Place, Suite 024-0071, Boston, MA 02108 or calling toll free 1-877-257-0004.

As discussed in Note 10, at a Special Meeting of Members held on November 17, 2008, six individuals were elected as directors of the Fund, replacing each of the current directors.

INDEPENDENT DIRECTORS

                                                                                            NUMBER OF       OTHER        DIRECTOR
                                                                                            PORTFOLIOS  DIRECTORSHIPS  REMUNERATION
                                                 TERM OF                                     IN FUND       HELD BY        (PERIOD
                                               OFFICE AND                                    COMPLEX       DIRECTOR        ENDED
NAME(AGE), ADDRESS AND           POSITION(S)    LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY     OUTSIDE     SEPTEMBER 30,
DATE OF BIRTH                  HELD WITH FUND  TIME SERVED       DURING PAST 5 YEARS         DIRECTOR    FUND COMPLEX       2008)
-----------------------------  --------------  -----------  -----------------------------  -----------  -------------  -------------
Samuel C. Fleming (68),           Director        Term -    Chairman Emeritus, Decision         15           None          $8,750
61 Meadowbrook Road                             Indefinite  Resources, Inc. ("DRI")
Weston, MA 02493                                 Length -   (healthcare research and
9/30/40                                           Since     consulting firm); formerly
                                                Inception   Chairman of the Board and
                                                            Chief Executive Officer, DRI

Benjamin M. Friedman (64),        Director        Term -    William Joseph Maier                15           None          $8,750
c/o Harvard University                          Indefinite  Professor of Political
Littauer Center 127                              Length -   Economy, Harvard University
Cambridge, MA 02138                               Since
8/5/44                                          Inception

John H. Hewitt (73),              Director        Term -    Retired; formerly Trustee,          15           None          $8,750
P.O. Box 2333                                   Indefinite  Mertens House, Inc.,
New London, NH 03257                             Length -   (hospice)
4/11/35                                           Since
                                                Inception

Caleb Loring III (64),            Director        Term -    Trustee, Essex Street               15           None         $12,750
c/o Essex Street Associates                     Indefinite  Associates, (family
P.O. Box 5600                                    Length -   investment trust office)
Beverly, MA 01915                                 Since
11/14/43                                        Inception

INTERESTED DIRECTOR

J. David Officer (60),            Director     Since 2008   Director, Vice Chairman and         15           None           $0
The Dreyfus Corporation         (Chairman),                 Chief Operating Officer of
200 Park Ave., 55th Floor      President and                The Dreyfus Corporation;
New York, NY 10166                 Chief                    Executive Vice President of
8/24/48                          Executive                  The Bank of New York Mellon
                                  Officer                   Corporation; Director and
                                                            President of MBSC Securities
                                                            Corporation

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

NAME (AGE), ADDRESS AND             POSITION(S)       TERM OF OFFICE AND
DATE OF BIRTH                     HELD WITH FUND    LENGTH OF TIME SERVED  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------  -------------------  ---------------------  --------------------------------------------
Steven M. Anderson (43),         Vice President,      Term - Indefinite    Vice President and Mutual Funds Controller,
BNY Mellon Asset Management    Treasurer and Chief      Length - Since     BNY Mellon Asset Management; formerly
One Boston Place                Financial Officer         Inception        Assistant Vice President and Mutual Funds
Boston, MA 02108                                                           Controller, Standish Mellon Asset Management
7/14/65                                                                    Company, LLC

Jessica A. Drislane (36),        Vice President       Term - Indefinite    First Vice President, Director of Hedge Fund
BNY Mellon Wealth Management                            Length - Since     Strategies, BNY Mellon Wealth Management and
One Boston Place                                          June 2005        Vice President, Mellon Hedge Advisors, LLC;
Boston, MA 02108                                                           formerly, Founder and Chief Investment
4/30/72                                                                    Officer, Hub Capital Management and
                                                                           Principal, Capital Resource Partners, LLC

Ridgway H. Powell (44),          Vice President       Term - Indefinite    First Vice President of BNY Mellon Wealth
BNY Mellon Wealth Management                            Length - Since     Management and Vice President of Mellon
One Boston Place                                          June 2005        Hedge Advisors, LLC; formerly Head of
Boston, MA 02108                                                           Taxable Fixed Income Desk, BNY Mellon Wealth
11/5/63                                                                    Management.

Denise B. Kneeland (57),         Assistant Vice       Term - Indefinite    First Vice President and Manager, Mutual
BNY Mellon Asset Management       President and         Length - Since     Funds Operations, BNY Mellon Asset
One Boston Place                    Secretary             Inception        Management; formerly Vice President and
Boston, MA 02108                                                           Manager, Mutual Fund Operations, Standish
8/19/51                                                                    Mellon Asset Management Company, LLC

Janelle E. Belcher (50),        Chief Compliance      Term - Indefinite    Chief Compliance Officer and Vice President
Founders Asset Management LLC        Officer            Length - Since     of Compliance, Founders Asset Management
210 University Boulevard.                                 June 2008        LLC; Chief Compliance Officer, Dreyfus
Suite 800                                                                  Founders Funds, Mellon Institutional Funds
Denver, CO 80206                                                           and Mellon Optima L/S Strategy Fund, LLC.
4/11/58

THE NEW DIRECTORS OF THE FUND ELECTED AT THE NOVEMBER 17, 2008 SPECIAL MEETING ARE SET OUT IN THE TABLE BELOW.

                                                                                            NUMBER OF        OTHER
                                                                                            PORTFOLIOS   DIRECTORSHIPS
                                                 TERM OF                                     IN FUND        HELD BY
                                               OFFICE AND                                    COMPLEX        DIRECTOR
                                 POSITION(S)    LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY      OUTSIDE
NAME (AGE)                     HELD WITH FUND  TIME SERVED       DURING PAST 5 YEARS        DIRECTOR      FUND COMPLEX
-----------------------------  --------------  -----------  -----------------------------  -----------  ---------------
INDEPENDENT DIRECTORS

Robert Bowen (70)                 Director        Term -    Retired; formerly Executive         2             None
                                                Indefinite  Vice President, Callan
                                               Length - to  Associates, 1993-2001
                                                  begin
                                               December 1,
                                                   2008

                                                                                            NUMBER OF       OTHER
                                                                                            PORTFOLIOS  DIRECTORSHIPS
                                                 TERM OF                                     IN FUND       HELD BY
                                               OFFICE AND                                    COMPLEX       DIRECTOR
                                 POSITION(S)    LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY     OUTSIDE
NAME (AGE)                     HELD WITH FUND  TIME SERVED       DURING PAST 5 YEARS        DIRECTOR    FUND COMPLEX
-----------------------------  --------------  -----------  -----------------------------  -----------  -------------
INDEPENDENT DIRECTORS
(CONTINUED)

Robert J. Dwyer (64)              Director        Term -    Retired; Advisory Director of       2       Mas-Tec Inc.
                                                Indefinite  Morgan Stanley & Co. and                    (communications
                                               Length - to  President of Dwyer Family                   and utilities
                                                  begin     Foundation; formerly                        infrastructure
                                               December 1,  Executive President of Morgan               contractor)
                                                   2008     Stanley Dean Witter

Carla Diane Hunter (53)           Director        Term -    Chief Operating Officer,            2       None
                                                Indefinite  Weizmann Global Endowment
                                               Length - to  Management Trust, since
                                                  begin     October 2002; Director of
                                               December 1,  Investments and Treasury,
                                                   2008     Museum of Modern Art,
                                                            New York City, from April
                                                            1997 to September 2002.

Arthur Williams III (66)          Director        Term -    President and Chief                 2       None
                                                Indefinite  Investment Officer, Pine
                                               Length - to  Grove Associates, Inc., since
                                                  begin     1994; Director of Retirement
                                               December 1,  Plan Investments, McKinsey &
                                                   2008     Company, Inc., until 1994

Rodney S. Yanker (48)             Director        Term -    Founder and Managing                2       None
                                                Indefinite  Director, Affiliated
                                               Length - to  Alternative Managers, LLC,
                                                  begin     Since January 1996; Executive
                                               December 1,  Vice President, Ramsey
                                                   2008     Financial, Inc., From June
                                                            1991 to November 1995

INTERESTED DIRECTOR

Newton P.S. Merrill (68)          Director        Term -    Retired, Senior Executive           4       BNY Hamilton
                                                Indefinite  Vice President, The Bank of                 Funds; York
                                               Length - to  New York, Inc., April 1994 to               Enhanced
                                                  begin     June 2003; Executive Vice                   Strategy Fund
                                               December 1,  President and Group                         LLC
                                                   2008     Executive, Bank of Boston,
                                                            from 1991 to April 1994

The new Directors will not take office until on or about December 1, 2008. Therefore, they did not receive remuneration from the Fund for the period ended September 30, 2008.

ITEM 2.   CODE OF ETHICS.

          Not applicable to this semi-annual filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable to this semi-annual filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable to this semi-annual filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable to the Registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS

          (a) Schedule of Investments in securities of unaffiliated issuers is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

          (b)  Not applicable to this semi-annual filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to the Registrant.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to this semi-annual filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          There have been no material changes.

ITEM 11.  CONTROLS AND PROCEDURES.

          (a)  The  Registrant's   Principal  Executive  Officer  and  Principal
               Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the
               Investment Company Act of 1940 that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

          (a)(1)  Not applicable to this semi-annual filing.

          (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99CERT.302

          (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Optima L/S Strategy Fund, LLC

By (Signature and Title):  /s/ DENISE B. KNEELAND
                           -------------------------------------------------


                           Date:  December 9, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ J. DAVID OFFICER
                           -------------------------------------------------
                           J. David Officer, President and
                           Chief Executive Officer

                           Date:  December 9, 2008



By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           -------------------------------------------------
                           Steven M. Anderson, Vice President, Treasurer and Chief Financial Officer

                           Date:  December 9, 2008